UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

                          Tax-Free Trust or Oregon
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	9/30/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

SEPTEMBER 30, 2006

                                TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

                       [LOGO OF TAX-FREE TRUST OF OREGON:
             A SQUARE WITH TWO PINE TREES IN FRONT OF A MOUNTAIN](R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (SM)

[LOGO OF TAX-FREE
TRUST OF OREGON:    SERVING OREGON INVESTORS FOR TWO DECADES
A SQUARE WITH
TWO PINE TREES              TAX-FREE TRUST OF OREGON
IN FRONT OF A
MOUNTAIN]                   "BUILT TO RIDE THE WAVES"

                                                                  November, 2006

Dear Fellow Shareholder:

      As you are no doubt aware, the financial markets have certainly had their fair share of crests and troughs recently - one day the markets are up, and the next day, they are down. Riding these waves is not always easy for investors.

      The management of Tax-Free Trust of Oregon understands investors' apprehension when it comes to fluctuations with your hard-earned investment monies. And, this concern is especially pertinent as it relates to saving for and funding your retirement.

      With this very real and inevitable concern in mind, Tax-Free Trust of Oregon has endeavored to structure the Trust to "ride the waves" with the least upset to investors as possible. How do we go about seeking to accomplish this?

INVESTMENT QUALITY

      No matter what quality rating exists with a security, it will still be subject to market fluctuations. However, our experience has been that top-quality ratings do not fluctuate as much as lower quality ratings. Furthermore, when they do fluctuate, they tend to fluctuate less and usually return to their base market price at a quicker rate than lower-grade securities.

      In accordance with the Trust's prospectus, Tax-Free Trust of Oregon can only purchase investment-grade securities - those within the top four credit quality ratings - AAA, AA, A and Baa. In point of practice, however, we have consistently sought to have the bulk of the portfolio securities invested within the top two grades - AAA and AA. On September 30, 2006, 97% of the portfolio consisted of AAA and AA rated securities.

INTERMEDIATE MATURITY

      As we have emphasized in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also tend to experience a higher degree of volatility in their price.

      Tax-Free Trust of Oregon balances out longer-term maturities by having a portion of the Trust's investments in shorter-term maturities. Through utilizing a blend of maturities - both shorter-term and longer-term - Tax-Free Trust of Oregon attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this focus on keeping the average of maturities relatively intermediate in term takes the best that each maturity range has to offer - gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.


                         NOT A PART OF THE ANNUAL REPORT

DIVERSIFICATION OF THE PORTFOLIO

      To the maximum extent possible, Tax-Free Trust of Oregon strives to invest in as many projects as possible throughout the state. The portfolio might be comprised of a school district bond in Portland, a transportation bond in Bend and a housing bond in Medford. In this way, we strive to ensure that no one project, type of project, or area of the State can have any significant adverse influence upon your investment in the Trust.

TAX-FREE INCOME

      No matter what return Tax-Free Trust of Oregon provides, it must be remembered that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As an example, you would have to earn 6.8%* on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Tax-Free Trust of Oregon offers you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

SUMMARY

      The Trust uses this combination of quality, maturity, and diversification as it seeks to provide you with as high a level of tax-free income as is consistent with preservation of capital.

      As we are sure you are aware, there is no way to take ALL the waves out of investing. But, you can rest assured that Tax-Free Trust of Oregon continually strives to do its very best to make sure your ride is as smooth as possible.

                                   Sincerely,


/s/ Diana P. Herrmann                   /s/ Lacy B. Herrmann

Diana P. Herrmann                       Lacy B. Herrmann
President                               Founder and Chairman Emeritus

* For illustration purposes only - assumes a 35% Federal and 9% state tax-rate. This does not represent past or future performance of any investment.


                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF TAX-FREE   SERVING OREGON INVESTORS FOR TWO DECADES
TRUST OF OREGON:
A SQUARE WITH TWO           TAX-FREE TRUST OF OREGON
PINE TREES IN
FRONT OF A                        ANNUAL REPORT
MOUNTAIN]
                              MANAGEMENT DISCUSSION

      The total net assets of Tax-Free Trust of Oregon were $435,463,683 as of the end of the fiscal year on September 30, 2006. This compared with $446,726,540 on September 30, 2005.

      There are essentially two risks in the fixed income markets: interest rate risk and credit risk. Prices for goods rising too fast, inflation, erodes the principal of a fixed income instrument. The Federal Reserve Board (the "Fed") has the task of monitoring short term interest rates to either stimulate the economy through low interest rates or increasing these rates to slow down spending. Starting at 1% in June of 2004, the Fed raised rates seventeen times in a row 1/4 of 1% at a time getting us to 5.25% today, in an effort to keep the economy from overheating and creating inflation. Despite the increases, former Federal Reserve Board Chairman Alan Greenspan's conundrum continues. Yields on longer dated fixed income securities continued to decrease as short term rates rose, rewarding those brave enough to buy longer dated securities in the face of a Fed concerned with inflation. This phenomenon has caused an inversion of the yield curve - short term rates are higher than long term rates, which usually is a sign of economic downturn. Historically, the longer the yield curve stays inverted, the more likely the economy will slow down dramatically and the Fed will reverse course and begin to lower interest rates.

      As taking interest rate risk has been rewarded, so has credit risk. When the economy is strong, all issuers, despite their credit rating, benefit. Cash is plentiful at both the corporate level and the municipal level. Incomes are rising, consumers are spending, and tax revenue is growing. A case in point, at the time this report is being written, the State of Oregon is expected to return to Oregonian's over $1 billion through what has commonly been called the "Kicker". When State revenue exceeds estimates by more than 2%, the difference is kicked back to taxpayers. As corporate balance sheets have strengthened, so have the coffers of municipalities that draw most of their revenue from income taxes. In a normal market we, as investors, expect to be paid a premium or higher yield to take on risk. In this case one would expect a higher yield to take on more risk that the issuer cannot fulfill its obligations. This "premium" has been shrinking as the difference in yield between a high quality bond and a low quality bond has grown smaller. Credit risk premium shrinking and long interest rates decreasing has handsomely rewarded those willing to buy interest rate and credit risk.

      For many years the city of Portland has been the only issuer in the State of Oregon rated in the highest category, AAA, by any rating agency without credit enhancements. Standard & Poor's (S&P) raised two more credits to that elite group. The general obligation debt of Metro, the regional government that serves Clackamas, Multnomah, and Washington counties and the cities in the Portland metropolitan area, was raised to AAA in early 2005. Metro is a unique form of government as there are very few regional governments that exist in the United States. More recently, S&P did a complete review of debt issued to support transportation related projects. Citing a consistent pattern of financial strength, the category as a whole received numerous upgrades in credit. In Oregon, the Oregon State Department of Transportation (ODOT) was the benefactor of the review with its rating receiving the coveted AAA rating. The debt issued by ODOT is supported by weight mile taxes, motor vehicle fuel taxes, and vehicle titling fees.

      In a recent research report, S&P stated that Oregon cities are managing voter approved restrictions on property tax growth and the recent compensation requirement for the impact of land use regulations quite well. Through "deliberate spending and identifying new revenue sources," cities rated by S&P are generally retaining their credit quality.

      As always, we continue to evaluate credit concerns and reduce, if not eliminate, those credits from the portfolio that are of concern. In general, we continue to seek a satisfactory double tax-free yield as well as high stability for the principal of our shareholders' investments.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Oregon for the 10-year period ended September 30, 2006 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

            [GRAPHIC OF A LINE CHART WITH THE FOLLOWING INFORMATION:]

                             TRUST'S CLASS A SHARES

                                                                   LEHMAN
                                                                   QUALITY
MONTH/YEAR            COST OF        WITHOUT         WITH       INTERMEDIATE
                       LIVING         SALES          SALES        MUNICIPAL
                       INDEX          CHARGE         CHARGE       BOND INDEX

SEPTEMBER - 96        $10,000        $10,000        $ 9,600        $10,000
SEPTEMBER - 97         10,215         10,726         10,294         10,764
SEPTEMBER - 98         10,368         11,419         10,959         11,551
SEPTEMBER - 99         11,008         11,390         10,932         11,673
SEPTEMBER - 00         10,996         11,993         11,511         12,295
SEPTEMBER - 01         11,299         13,081         12,554         13,465
SEPTEMBER - 02         11,470         14,177         13,607         14,578
SEPTEMBER - 03         11,736         14,562         13,976         15,189
SEPTEMBER - 04         12,034         15,391         14,771         15,651
SEPTEMBER - 05         12,598         15,835         15,198         15,939
SEPTEMBER - 06         12,858         16,310         15,653         16,504

                                                        AVERAGE ANNUAL TOTAL RETURN
                                                   FOR PERIODS ENDED SEPTEMBER 30, 2006
                                                ------------------------------------------
                                                                                  SINCE
                                                1 YEAR     5 YEARS    10 YEARS   INCEPTION
                                                ------     -------    --------   ---------
Class A (6/16/86)
  With Sales Charge .......................     (0.68)%      3.64%      4.58%      5.91%
  Without Sales Charge ....................      3.42%       4.50%      5.01%      6.12%

Class C (4/5/96)
  With CDSC ...............................      1.61%       3.63%      4.13%      4.28%
  Without CDSC ............................      2.64%       3.63%      4.13%      4.28%

Class Y (4/5/96)
  No Sales Charge .........................      3.67%       4.65%      5.17%      5.33%

Lehman Index ..............................      3.54%       4.15%      5.14%      6.00%* (Class A)
                                                                                   5.10% (Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Trust of Oregon:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Trust of Oregon as of September 30, 2006 and the related statement of operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended September 30, 2004 have been audited by other auditors, whose report dated November 17, 2004 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Oregon as of September 30, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 20, 2006

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON GENERAL OBLIGATION BONDS (53.9%)                  S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                Bend, Oregon Transportation Highway System
                  (MBIA Corporation Insured)
$ 1,135,000     5.300%, 09/01/17 ........................................        Aaa/NR      $  1,202,169
                Benton and Linn Counties Oregon School District #509J
                  (Financial Security Assurance Insured)
  4,670,000     5.000%, 06/01/21 ........................................        Aaa/NR         4,951,601
                Chemeketa, Oregon Community College District
                  (Financial Guaranty Insurance Corporation Insured)
  1,385,000     5.500%, 06/01/14 ........................................       Aaa/AAA         1,553,790
                Clackamas, Oregon Community College District
                  (Financial Guaranty Insurance Corporation Insured)
  3,955,000     5.250%, 06/15/17 ........................................       Aaa/AAA         4,223,900
  4,310,000     5.250%, 06/15/18 ........................................       Aaa/AAA         4,587,736
                Clackamas, Oregon Community College District
                  (MBIA Corporation Insured)
  1,535,000     5.000%, 05/01/25 ........................................       Aaa/AAA         1,642,189
                Clackamas County, Oregon School District #12 (North
                  Clackamas)  (Financial Security Assurance Insured)
  9,110,000     5.000%, 06/15/17 ........................................       Aaa/AAA        10,021,000
                Clackamas County, Oregon School District #62 (Oregon
                  City) (State School Bond Guaranty Program)
  2,055,000     5.500%, 06/15/20 pre-refunded ...........................       Aa3/AAA         2,193,322
                Clackamas County, Oregon School District #86 (Canby)
                  (Financial Security Assurance Insured)
  2,240,000     5.000%, 06/15/19 ........................................       Aaa/AAA         2,404,752
  1,000,000     5.000%, 06/15/23 ........................................       Aaa/AAA         1,065,980
  1,000,000     5.000%, 06/15/25 ........................................       Aaa/AAA         1,063,720
                Clackamas County, Oregon School District #108
                  (Estacada) (Financial Security Assurance Insured)
  1,295,000     5.375%, 06/15/17 pre-refunded ...........................       Aaa/AAA         1,395,777
  2,000,000     5.000%, 06/15/25 pre-refunded ...........................       Aaa/AAA         2,123,460
                Clackamas County, Oregon Tax Allocation
    705,000     6.500%, 05/01/20 ........................................        NR/NR*           705,775

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)              S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                Clackamas and Washington Counties, Oregon School
                  District #3J (Financial Guaranty
                  Insurance Corporation Insured)
$ 1,620,000     5.000%, 06/01/17 pre-refunded ...........................       Aaa/AAA      $  1,635,925
                Clatsop County, Oregon School District #1 (Astoria)
                  (State School Bond Guaranty Program)
  1,895,000     5.500%, 06/15/19 pre-refunded ...........................        NR/AA-         2,022,552
                Columbia County, Oregon School District #502
                  (Financial Guaranty Insurance Corporation Insured)
  2,070,000     zero coupon, 06/01/15 ...................................       Aaa/AAA         1,455,417
                Columbia Gorge, Oregon Community College District
                  (MBIA Corporation Insured)
  1,000,000     5.000%, 06/15/22 ........................................        Aaa/NR         1,068,240
                Deschutes County, Oregon (Financial Security
                  Assurance Insured)
  2,000,000     5.000%, 12/01/14 ........................................        Aaa/NR         2,146,480
  1,615,000     5.000%, 12/01/15 ........................................        Aaa/NR         1,728,680
  2,260,000     5.000%, 12/01/16 ........................................        Aaa/NR         2,417,793
                Deschutes County, Oregon Administrative
                  School District #1 (Bend-LaPine)
  1,500,000     5.000%, 12/01/17 pre-refunded ...........................        A1/NR          1,558,965
                Deschutes County, Oregon Administrative School
                  District #1 (Bend-LaPine) (Financial Security
                  Assurance Insured)
  1,145,000     5.500%, 06/15/14 pre-refunded ...........................        Aaa/NR         1,240,241
  1,300,000     5.500%, 06/15/16 pre-refunded ...........................        Aaa/NR         1,408,134
  1,355,000     5.500%, 06/15/18 pre-refunded ...........................        Aaa/NR         1,467,709
  3,000,000     5.125%, 06/15/21 pre-refunded ...........................        Aaa/NR         3,201,270
                Deschutes County, Oregon School District #6 (Sisters)
                  (Financial Security Assurance Insured)
  1,735,000     5.250%, 06/15/19 ........................................       Aaa/AAA         1,958,416
  1,030,000     5.250%, 06/15/21 ........................................       Aaa/AAA         1,170,739
                Deschutes and Jefferson Counties Oregon School
                  District #02J (Redmond) (Financial Guaranty
                  Insurance Corporation Insured)
  1,000,000     5.000%, 06/15/21 ........................................        Aaa/NR         1,067,000
  2,330,000     zero coupon, 06/15/22 ...................................        Aaa/NR         1,176,650

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)              S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                Douglas County, Oregon School District #4 (Roseburg)
                (State School Bond Guaranty Program)
$ 1,075,000     5.125%, 12/15/17 pre-refunded ...........................        Aa3/NR      $  1,154,131
                Douglas County, Oregon School District  #116
                  (Winston-Dillard) (State School Bond Guaranty Program)
  1,020,000     5.625%, 06/15/20 pre-refunded ...........................        NR/AA-         1,093,032
                Eugene, Oregon  (Parks and Open Space)
  1,465,000     5.250%, 02/01/18 pre-refunded ...........................        Aa2/NR         1,521,036
  1,555,000     5.250%, 02/01/19 pre-refunded ...........................        Aa2/NR         1,614,479
                Gresham, Oregon (Financial Security Assurance Insured)
  1,155,000     5.375%, 06/01/18 ........................................        Aaa/NR         1,253,510
                Jackson County, Oregon School District #4
                  (Phoenix-Talent) (Financial Security Assurance Insured)
  1,395,000     5.500%, 06/15/18 pre-refunded ...........................       Aaa/AAA         1,511,036
                Jackson County, Oregon School District #9 (Eagle Point)
                  (MBIA Corporation Insured)
  2,080,000     5.500%, 06/15/15 ........................................        Aaa/NR         2,349,547
  1,445,000     5.500%, 06/15/16 ........................................        Aaa/NR         1,642,618
                Jackson County, Oregon School District #9 (Eagle
                  Point) (State School Bond Guaranty Program)
  1,120,000     5.625%, 06/15/17 pre-refunded ...........................        Aa3/NR         1,219,165
  1,880,000     5.000%, 06/15/21 pre-refunded ...........................        Aa3/NR         1,996,052
                Jackson County, Oregon School District #549 (Medford)
                  (State School Bond Guaranty Program)
  1,750,000     5.000%, 06/15/12 ........................................        Aa3/NR         1,869,507
                Jefferson County, Oregon School District #509J (Financial
                  Guaranty Insurance Corporation Insured)
  1,215,000     5.250%, 06/15/14 ........................................       Aaa/AAA         1,316,720
  1,025,000     5.250%, 06/15/17 ........................................       Aaa/AAA         1,108,066
                Josephine County, Oregon School District #7 (Grants
                  Pass) (Financial Guaranty Insurance
                  Corporation Insured)
  2,700,000     5.700%, 06/01/13 pre-refunded ...........................       Aaa/AAA         2,738,718
                Josephine County, Oregon Three Rivers School District
                  (Financial Guaranty Insurance Corporation Insured)
  1,000,000     5.000%, 12/15/19 ........................................        Aaa/NR         1,103,990

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)              S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                Josephine County, Oregon Three Rivers School District
                  (Financial Security Assurance Insured)
$ 1,780,000     5.250%, 06/15/18 pre-refunded ...........................        Aaa/NR      $  1,908,961
                Lane County, Oregon School District #40 (Creswell)
                  (State School Bond Guaranty Program)
  1,430,000     5.375%, 06/15/20 pre-refunded ...........................        NR/AA-         1,520,104
                Lane and Douglas Counties, Oregon School
                  District #45J (South Lane) (State School
                  Bond Guaranty Program)
  1,525,000     6.000%, 06/15/18 pre-refunded ...........................        NR/AA-         1,651,102
                Lane and Douglas Counties, Oregon School
                  District #97J (Siuslaw) (Financial Guaranty
                  Insurance Corporation Insured)
  1,340,000     5.375%, 06/15/17 ........................................        Aaa/NR         1,517,711
                Lane and Douglas Counties, Oregon School District #97J
                  (Siuslaw) (State School Bond Guaranty Program)
  1,000,000     5.400%, 06/15/19 pre-refunded ...........................        Aa3/NR         1,047,920
                Lincoln County, Oregon School District (Financial
                  Guaranty Insurance Corporation Insured)
  1,245,000     5.250%, 06/15/12 ........................................       Aaa/AAA         1,299,245
                Linn County, Oregon School District #7 (Harrisburg)
                  (State School Bond Guaranty Program)
  1,660,000     5.500%, 06/15/19 pre-refunded ...........................        NR/AA-         1,771,735
                Linn County, Oregon School District #9 (Lebanon)
                  (Financial Guaranty Insurance Corporation Insured)
  3,000,000     5.600%, 06/15/30 pre-refunded ...........................       Aaa/AAA         3,350,280
                Linn County, Oregon School District #9 (Lebanon)
                  (MBIA Corporation Insured)
  2,500,000     5.000%, 06/15/30 ........................................       Aaa/AAA         2,595,100
                Madras Aquatic Center District, Oregon
  1,695,000     5.000%, 06/01/22 ........................................        NR/NR*         1,771,190
                Metro, Oregon
  3,000,000     5.250%, 09/01/14 ........................................       Aa1/AAA         3,244,800
                Morrow County, Oregon School District #1
                  (Financial Security Assurance Insured)
  1,710,000     5.250%, 06/15/19 ........................................       Aaa/AAA         1,930,197

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)              S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                Multnomah County, Oregon School District #7
                  (Reynolds) (MBIA Corporation Insured)
$ 2,625,000     5.000%, 06/01/25 ........................................        Aaa/NR      $  2,720,602
                Multnomah County, Oregon School District #7
                  (Reynolds) (State School Bond Guaranty Program)
    500,000     5.625%, 06/15/17 pre-refunded ...........................       Aa3/AA-           544,270
  2,375,000     5.125%, 06/15/19 pre-refunded ...........................       Aa3/AA-         2,534,339
                Multnomah County, Oregon School District #40
                  (David Douglas) (Financial Security Assurance Insured)
  2,055,000     5.000%, 12/01/15 pre-refunded ...........................       Aaa/AAA         2,169,977
                Multnomah and Clackamas Counties, Oregon School
                  District #10 (Gresham-Barlow)
                  (Financial Security Assurance Insured)
  1,140,000     5.000%, 06/15/16 ........................................       Aaa/AAA         1,222,251
  1,500,000     5.500%, 06/15/18 pre-refunded ...........................       Aaa/AAA         1,624,770
  4,775,000     5.250%, 06/15/19 ........................................       Aaa/AAA         5,364,426
  2,650,000     5.000%, 06/15/21 pre-refunded ...........................       Aaa/AAA         2,813,585
                Multnomah and Clackamas Counties, Oregon School
                  District #28JT (Centennial)
                  (Financial Security Assurance Insured)
  2,680,000     5.25%, 12/15/18 .........................................        Aaa/NR         3,025,586
                Oak Lodge, Oregon Water District
                  (AMBAC Indemnity Corporation Insured)
    215,000     7.300%, 12/01/06 ........................................       Aaa/AAA           216,238
    215,000     7.400%, 12/01/07 ........................................       Aaa/AAA           216,305
                Oregon Coast Community College District
                  (MBIA Corporation Insured)
  1,590,000     5.250%, 06/15/17 ........................................        Aaa/NR         1,739,190
  1,475,000     5.250%, 06/15/20 ........................................        Aaa/NR         1,604,180
                State of Oregon
  2,115,000     5.250%, 10/15/14 ........................................       Aa3/AA-         2,299,047
                State of Oregon Board of Higher Education
    820,000     zero coupon, 08/01/16 ...................................       Aa3/AA-           545,603
  5,000,000     5.000%, 08/01/20 ........................................       Aa3/AA-         5,360,600
  2,560,000     5.500%, 08/01/21 pre-refunded ...........................       Aa3/AA-         2,714,675
  2,000,000     5.000%, 08/01/21 ........................................       Aa3/AA-         2,153,540

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)              S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                State of Oregon Board of Higher Education (continued)
$ 2,130,000     5.000%, 08/01/22 ........................................       Aa3/AA-      $  2,197,862
    870,000     5.000%, 08/01/22 pre-refunded ...........................       Aa3/AA-           901,155
  1,655,000     6.000%, 08/01/23 pre-refunded ...........................       Aa3/AA-         1,699,420
  1,500,000     5.600%, 08/01/23 ........................................       Aa3/AA-         1,540,260
                State of Oregon Elderly and Disabled Housing
     40,000     6.250%, 08/01/13 ........................................       Aa3/AA-            40,042
                State of Oregon Veterans' Welfare
    700,000     9.200%, 10/01/08 ........................................        Aa3/NR           774,263
    695,000     5.200%, 10/01/18 ........................................       Aa3/AA-           711,173
                Portland, Oregon
  1,000,000     4.600%, 06/01/14 ........................................        Aaa/NR         1,034,290
  2,975,000     zero coupon, 06/01/15 ...................................        Aa2/NR         2,089,967
  1,120,000     5.125%, 06/01/18 ........................................        Aaa/NR         1,166,054
 10,480,000     4.350%, 06/01/23 ........................................        Aa2/NR        10,661,409
                Portland, Oregon Community College District
  3,015,000     5.125%, 06/01/13 pre-refunded ...........................        Aa2/AA         3,209,106
  3,115,000     5.125%, 06/01/16 pre-refunded ...........................        Aa2/AA         3,315,544
  2,350,000     5.000%, 06/01/21 pre-refunded ...........................        Aa2/AA         2,488,791
                Portland, Oregon Community College District (Financial
                  Guaranty Insurance Corporation Insured)
  1,395,000     5.000%, 06/01/17 pre-refunded ...........................       Aaa/AAA         1,477,389
                Rogue Community College District Oregon
                  (MBIA Corporation Insured)
  1,540,000     5.000%, 06/15/20 ........................................        Aaa/NR         1,653,267
  1,000,000     5.000%, 06/15/22 ........................................        Aaa/NR         1,069,000
                Salem-Keizer, Oregon School District #24J
                  (Financial Security Assurance Insured)
  1,000,000     4.875%, 06/01/14 ........................................       Aaa/AAA         1,025,330
  1,000,000     5.000%, 06/15/19 ........................................       Aaa/AAA         1,068,370
                Southwestern Oregon Community College District
                  (MBIA Corporation Insured)
  1,120,000     6.000%, 06/01/25 pre-refunded ...........................       Aaa/AAA         1,213,699
                Tillamook County, Oregon School District #9
                  (Financial Security Assurance Insured)
  3,000,000     5.250%, 06/15/22 ........................................       Aaa/AAA         3,225,570

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)              S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                Tillamook and Yamhill Counties, Oregon School
                  District #101 (Nestucca Valley)
                  (Financial Security Assurance Insured)
$ 1,560,000     5.000%, 06/15/25 ........................................        NR/AAA      $  1,659,403
                Umatilla County, Oregon School District  #16R
                  (Pendleton) (Financial Guaranty Insurance
                  Corporation Insured)
  1,550,000     5.500%, 07/01/12 ........................................        Aaa/NR         1,700,598
                Wasco County, Oregon School District #12 (The Dalles)
                  (Financial Security Assurance Insured)
  1,135,000     6.000%, 06/15/15 pre-refunded ...........................       Aaa/AAA         1,230,896
  1,400,000     5.500%, 06/15/17 ........................................       Aaa/AAA         1,600,900
  1,790,000     5.500%, 06/15/20 ........................................       Aaa/AAA         2,072,981
                Washington County, Oregon
  2,465,000     5.000%, 06/01/23 ........................................        Aa2/NR         2,668,831
                Washington County, Oregon School District #15
                  (Forest Grove) (Financial Security Assurance Insured)
  1,760,000     5.375%, 06/15/16 pre-refunded ...........................        Aaa/NR         1,896,963
  2,000,000     5.000%, 06/15/21 pre-refunded ...........................        Aaa/NR         2,123,460
                Washington County, Oregon School District #48J
                  (Beaverton)
  2,000,000     5.125%, 01/01/15 pre-refunded ...........................       Aa2/AA-         2,122,100
  1,620,000     5.125%, 01/01/16 pre-refunded ...........................       Aa2/AA-         1,718,901
                Washington County, Oregon School District #48J
                  (Beaverton) (Financial Guaranty Insurance
                  Corporation Insured)
  2,800,000     5.375%, 06/01/19 pre-refunded ...........................       Aaa/AAA         2,930,564
                Washington County, Oregon School District #48J
                  (Beaverton) (Financial Security Assurance Insured)
  1,900,000     5.000%, 06/01/16 ........................................       Aaa/AAA         2,058,555
                Washington and Clackamas Counties, Oregon School
                  District #23 (Tigard) (MBIA Corporation Insured)
  2,700,000     5.375%, 06/15/14 pre-refunded ...........................        Aaa/NR         2,946,186
  2,525,000     5.375%, 06/15/20 pre-refunded ...........................        Aaa/NR         2,755,230

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)              S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                Washington, Clackamas, and Yamhill County,
                  Oregon School District #88JT (Sherwood)
                  (Financial Security Assurance Insured)
$ 2,055,000     5.125%, 06/15/12 pre-refunded ...........................        Aaa/NR      $  2,139,050
                Washington, Multnomah and Yamhill County,
                  Oregon School District #1J (Hillsboro)
  1,295,000     5.250%, 06/01/13 pre-refunded ...........................        Aa3/NR         1,351,320
                Washington and Yamhill, Oregon County School
                  District #58J (Farmington View)
                  (AMBAC Indemnity Corporation Insured)
     90,000     6.600%, 11/01/06 ........................................       Aaa/AAA            90,199
                Yamhill County, Oregon School District #29J (Newberg)
                  (MBIA Corporation Insured)
  2,850,000     5.250%, 06/15/17 pre-refunded ...........................        Aaa/NR         3,091,652
  3,765,000     5.250%, 06/15/20 pre-refunded ...........................        Aaa/NR         4,084,234
                                                                                             ------------
                Total General Obligation Bonds                                                234,632,502
                                                                                             ------------

                STATE OF OREGON REVENUE BONDS (42.9%)
                ---------------------------------------------------------

                AIRPORT REVENUE BONDS (0.7%)
                ---------------------------------------------------------
                Port of Portland, Oregon Airport
                  (AMBAC Indemnity Corporation Insured)
  3,000,000     5.500%, 07/01/24 ........................................       Aaa/AAA         3,161,670
                                                                                             ------------

                CERTIFICATES OF PARTICIPATION REVENUE BONDS (5.6%)
                ---------------------------------------------------------
                Oregon State Department Administrative Services
    595,000     5.000%, 11/01/19 ........................................       Aaa/AAA           609,036
    355,000     5.000%, 11/01/19 pre-refunded ...........................       Aaa/AAA           363,903
                Oregon State Department Administration Services
                  (AMBAC Indemnity Corporation Insured)
    500,000     5.375%, 05/01/14 ........................................       Aaa/AAA           542,465
  1,120,000     5.000%, 05/01/21 ........................................       Aaa/AAA         1,176,582
  3,500,000     6.000%, 05/01/26 pre-refunded ...........................       Aaa/AAA         3,811,360
                Oregon State Department Administrative Services
                  (Financial Guaranty Insurance Corporation Insured)
  2,000,000     5.000%, 11/01/20 ........................................       Aaa/AAA         2,150,900
  2,660,000     5.000%, 11/01/23 ........................................       Aaa/AAA         2,849,073

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON REVENUE BONDS (CONTINUED)                         S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                Oregon State Department Administrative Services
                  (Financial Guaranty Insurance Corporation Insured)
                  (continued)
$ 2,945,000     5.000%, 11/01/24 ........................................       Aaa/AAA      $  3,149,324
  1,475,000     5.000%, 11/01/26 ........................................       Aaa/AAA         1,573,574
  3,880,000     5.000%, 11/01/27 ........................................       Aaa/AAA         4,145,896
                Oregon State Department of Administrative Services
                  (Financial Security Assurance Insured)
  1,135,000     5.000%, 05/01/15 ........................................       Aaa/AAA         1,216,958
  1,770,000     5.000%, 05/01/19 ........................................       Aaa/AAA         1,890,590
  1,000,000     5.000%, 05/01/22 ........................................       Aaa/AAA         1,062,080
                                                                                             ------------
                Total Certificates of Participation Revenue Bonds                              24,541,741
                                                                                             ------------

                HOSPITAL REVENUE BONDS (9.0%)
                ---------------------------------------------------------
                Clackamas County, Oregon Hospital Facilities Authority
                  (Legacy Health System)
  2,000,000     5.250%, 02/15/17 ........................................        A1/AA-         2,098,640
  2,980,000     5.250%, 02/15/18 ........................................        A1/AA-         3,111,239
  4,025,000     5.250%, 05/01/21 ........................................        A1/AA-         4,239,251
                Clackamas County, Oregon Hospital Facilities Authority
                  (Legacy Health System) (MBIA Corporation Insured)
  2,650,000     4.750%, 02/15/11 ........................................       Aaa/AAA         2,747,229
                Clackamas County, Oregon Hospital Facilities Authority
                  (Mary's Woods)
  3,480,000     6.625%, 05/15/29 pre-refunded ...........................       NR/NR***        3,801,761
                Deschutes County, Oregon Hospital Facilities Authority
                  (Cascade Health)
  2,000,000     5.600%, 01/01/27 pre-refunded ...........................        A1/NR          2,185,400
  3,000,000     5.600%, 01/01/32 pre-refunded ...........................        A1/NR          3,278,100
                Klamath Falls, Oregon Inter Community Hospital
                  (Merle West) (Assured Guaranty Corporation Insured)
  1,000,000     4.500%, 09/01/33 ........................................        NR/AAA         1,005,530
  5,000,000     5.000%, 09/01/36 ........................................        NR/AAA         5,263,250
                Medford, Oregon Hospital Facilities Authority
    705,000     5.000%, 08/15/18 pre-refunded ...........................       Aaa/AAA           730,627
    345,000     5.000%, 08/15/18 ........................................       Aaa/AAA           354,891

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON REVENUE BONDS (CONTINUED)                         S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                Multnomah County, Oregon Hospital Facility Authority
                  (Providence Health System)
$ 2,390,000     5.250%, 10/01/22 ........................................        Aa2/AA      $  2,584,140
                Oregon Health Sciences University Series B
                  (MBIA Corporation Insured)
  1,400,000     5.250%, 07/01/15 ........................................       Aaa/AAA         1,429,288
                State of Oregon Health Housing Educational and
                  Cultural Facilities Authority (Peacehealth)
                  (AMBAC Indemnity Corporation Insured)
  2,300,000     5.250%, 11/15/17 ........................................       Aaa/AAA         2,465,899
  1,850,000     5.000%, 11/15/26 ........................................       Aaa/AAA         1,937,117
  1,430,000     5.000%, 11/15/32 ........................................       Aaa/AAA         1,484,812
                Western Lane County, Oregon Hospital Facilities
                  Authority (Sisters of St. Joseph Hospital)
                  (MBIA Corporation Insured)
    350,000     5.625%, 08/01/07 ........................................       Aaa/AAA           350,263
                                                                                             ------------
                Total Hospital Revenue Bonds                                                   39,067,437
                                                                                             ------------

                HOUSING, EDUCATIONAL, AND CULTURAL REVENUE BONDS (4.9%)
                ---------------------------------------------------------
                Forest Grove, Oregon (Pacific University)
                  (Radian Insured)
  4,000,000     5.000%, 05/01/22 ........................................        Aa3/AA         4,187,200
                Multnomah County, Oregon Educational Facility
                  (University of Portland)
  1,000,000     6.000%, 04/01/20 ........................................       NR/BBB+         1,061,220
                Oregon Health Sciences University, Oregon
                  (MBIA Corporation Insured)
 11,550,000     zero coupon, 07/01/21 ...................................       Aaa/AAA         6,106,832
  3,140,000     5.250%, 07/01/22 ........................................       Aaa/AAA         3,378,043
                Oregon State Facilities Authority (Linfield College)
  2,115,000     5.000%, 10/01/25 ........................................       Baa1/NR         2,202,011
                Oregon State Facilities Authority (Willamette University)
                  (Financial Guaranty Corporation Insured)
    500,000     5.125%, 10/01/25 ........................................        NR/AAA           539,780

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON REVENUE BONDS (CONTINUED)                         S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                State of Oregon Housing and Community Services
$     5,000     5.900%, 07/01/12 ........................................        Aa2/NR      $      5,103
    135,000     6.700%, 07/01/13 ........................................        Aa2/NR           135,288
    410,000     6.000%, 07/01/20 ........................................        Aa2/NR           424,990
  1,000,000     4.650%, 07/01/25 ........................................        Aa2/NR         1,024,490
  1,235,000     5.400%, 07/01/27 ........................................        Aa2/NR         1,267,135
                State of Oregon Housing, Educational and Cultural
                  Facilities Authority (George Fox University)
                  LOC: Bank of America
  1,000,000     5.700%, 03/01/17 pre-refunded ...........................        NR/AA          1,028,630
                                                                                             ------------
                Total Housing, Educational, and Cultural Revenue Bonds                         21,360,722
                                                                                             ------------

                TRANSPORTATION REVENUE BONDS (4.7%)
                ---------------------------------------------------------
                Oregon St. Department Transportation Highway Usertax
  3,025,000     5.500%, 11/15/18 pre-refunded ...........................       Aa2/AAA         3,339,509
  2,555,000     5.375%, 11/15/18 pre-refunded ...........................       Aa2/AAA         2,732,930
  4,545,000     5.125%, 11/15/26 ........................................       Aa2/AAA         4,842,516
  2,155,000     5.000%, 11/15/28 ........................................       Aa2/AAA         2,303,113
  1,000,000     5.000%, 11/15/29 ........................................       Aa2/AAA         1,055,890
                Tri-County Metropolitan Transportation District, Oregon
  1,440,000     5.750%, 08/01/16 pre-refunded ...........................       Aa3/AA+         1,550,160
  1,775,000     5.000%, 09/01/16 ........................................       Aa3/AA+         1,887,819
                Tri-County Metropolitan Transportation District, Oregon
                  (LOC: Morgan Guaranty Trust)
  2,500,000     5.400%, 06/01/19 ........................................        NR/AA-         2,640,950
                                                                                             ------------
                Total Transportation Revenue Bonds                                             20,352,887
                                                                                             ------------

                URBAN RENEWAL REVENUE BONDS (3.3%)
                ---------------------------------------------------------
                Portland, Oregon Airport Way Renewal and
                  Redevelopment (AMBAC Indemnity
                  Corporation Insured)
  1,640,000     6.000%, 06/15/14 pre-refunded ...........................        Aaa/NR         1,792,963
  1,765,000     5.750%, 06/15/20 pre-refunded ...........................        Aaa/NR         1,914,460

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON REVENUE BONDS (CONTINUED)                         S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                Portland, Oregon River District Urban Renewal
                  and Redevelopment (AMBAC Indemnity
                  Corporation Insured)
$ 1,000,000     5.000%, 06/15/16 ........................................        Aaa/NR      $  1,072,150
  1,915,000     5.000%, 06/15/20 ........................................        Aaa/NR         2,026,434
                Portland, Oregon Urban Renewal Tax Allocation
                  (AMBAC Indemnity Corporation Insured)
                  (Convention Center)
  1,150,000     5.750%, 06/15/18 ........................................        Aaa/NR         1,241,563
  2,000,000     5.450%, 06/15/19 ........................................        Aaa/NR         2,136,540
                Portland Oregon Urban Renewal Tax Allocation
                  (Interstate Corridor) (Financial Guaranty
                  Insurance Corporation Insured)
  1,890,000     5.250%, 06/15/20 ........................................        Aaa/NR         2,076,562
  1,990,000     5.250%, 06/15/21 ........................................        Aaa/NR         2,181,816
                                                                                             ------------
                Total Urban Renewal Revenue Bonds                                              14,442,488
                                                                                             ------------

                UTILITY REVENUE BONDS (0.7%)
                ---------------------------------------------------------
                Emerald Peoples Utility District, Oregon
                  (Financial Security Assurance Insured)
  1,455,000     5.250%, 11/01/22 ........................................        Aaa/NR         1,573,510
                Eugene, Oregon Electric Utility (Financial Security
                  Assurance Insured)
  1,600,000     5.000%, 08/01/18 ........................................       Aaa/AAA         1,647,152
                                                                                             ------------
                Total Utility Revenue Bonds                                                     3,220,662
                                                                                             ------------

                WATER AND SEWER REVENUE BONDS (12.7%)
                ---------------------------------------------------------
                Bend, Oregon Sewer Revenue (AMBAC Indemnity
                  Corporation Insured)
  1,130,000     5.150%, 10/01/14 pre-refunded ...........................        Aaa/NR         1,197,167
                Klamath Falls, Oregon Wastewater (AMBAC Indemnity
                  Corporation Insured)
  1,545,000     5.650%, 06/01/20 pre-refunded ...........................       Aaa/AAA         1,655,854

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON REVENUE BONDS (CONTINUED)                         S&P            VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                Klamath Falls, Oregon Water (Financial Security
                  Assurance Insured)
$ 1,575,000     5.500%, 07/01/16 ........................................       Aaa/AAA      $  1,791,200
                Lebanon, Oregon Wastewater (Financial Security
                  Assurance Insured)
  1,000,000     5.700%, 03/01/20 ........................................       Aaa/AAA         1,062,140
                Portland, Oregon Sewer System (Financial Guaranty
                  Insurance Corporation Insured)
  2,900,000     5.750%, 08/01/19 pre-refunded ...........................       Aaa/AAA         3,127,244
                Portland, Oregon Sewer System (Financial Security
                  Assurance Insured)
  2,760,000     5.250%, 06/01/17 ........................................       Aaa/AAA         2,993,330
  4,595,000     5.000%, 06/01/17 ........................................       Aaa/AAA         4,980,704
  3,470,000     5.000%, 06/01/21 ........................................       Aaa/AAA         3,666,749
                Portland, Oregon Sewer System
                  (MBIA Corporation Insured)
  1,610,000     5.000%, 06/15/27 ........................................       Aaa/AAA         1,715,600
                Portland, Oregon Water System
  7,420,000     5.500%, 08/01/19 ........................................        Aa1/NR         7,935,616
  1,235,000     5.500%, 08/01/20 ........................................        Aa1/NR         1,320,820
                Portland, Oregon Water System
                  (MBIA Corporation Insured)
  3,415,000     4.375%, 10/01/25 ........................................        Aaa/NR         3,441,125
                Salem, Oregon Water & Sewer (Financial Guaranty
                  Insurance Corporation Insured)
  1,040,000     5.000%, 06/01/17 ........................................       Aaa/AAA         1,130,490
                Salem, Oregon Water & Sewer (Financial Security
                  Assurance Insured)
  1,000,000     5.375%, 06/01/15 ........................................       Aaa/AAA         1,119,930
  1,970,000     5.375%, 06/01/16 pre-refunded ...........................       Aaa/AAA         2,092,928
  3,025,000     5.500%, 06/01/20 pre-refunded ...........................       Aaa/AAA         3,226,616
                Sunrise Water Authority, Oregon (Financial Security
                  Assurance Insured)
  2,630,000     5.000%, 03/01/19 ........................................       Aaa/AAA         2,812,759
  1,350,000     5.250%, 03/01/24 ........................................       Aaa/AAA         1,462,617

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        STATE OF OREGON REVENUE BONDS (CONTINUED)                        S&P             VALUE
-----------     ---------------------------------------------------------      ---------     ------------
                Sunrise Water Authority, Oregon (XLCA Insured)
$ 1,000,000     5.000%, 09/01/25 ........................................       Aaa/AAA      $  1,057,380
                Washington County, Oregon Clean Water Services
                  (Financial Guaranty Insurance Corporation Insured)
    995,000     5.000%, 10/01/13 ........................................       Aaa/AAA         1,056,720
  3,525,000     5.125%, 10/01/17 ........................................       Aaa/AAA         3,733,892
                Washington County, Oregon Clean Water Services
                  (MBIA Corporation Insured)
  2,235,000     5.250%, 10/01/15 ........................................       Aaa/AAA         2,487,086
                Washington County, Oregon Unified Sewer Agency
                  (AMBAC Indemnity Corporation Insured)
    315,000     5.900%, 10/01/06 ........................................       Aaa/AAA           315,000
                                                                                             ------------
                Total Water and Sewer Revenue Bonds                                            55,382,967
                                                                                             ------------

                OTHER REVENUE BONDS (1.3%)
                ---------------------------------------------------------
                Multnomah County, Oregon School District #1J,
                  Special Obligations
    345,000     5.000%, 03/01/07 ........................................        A2/A-            347,118
                Oregon State Department of Administration Services
                  (Lottery Revenue) (Financial Security
                  Assurance Insured)
  2,000,000     5.750%, 04/01/14 pre-refunded ...........................       Aaa/AAA         2,121,380
  3,040,000     5.000%, 04/01/19 ........................................       Aaa/AAA         3,233,101
                                                                                             ------------
                Total Other Revenue Bonds                                                       5,701,599
                                                                                             ------------
                Total Revenue Bonds                                                           187,232,173
                                                                                             ------------

                U.S. TERRITORY (1.4%)
                ---------------------------------------------------------
                Puerto Rico Municipal Finance Agency (Financial
                  Security Assurance Insured)
    500,000     5.250%, 08/01/16 ........................................       Aaa/AAA           543,525
  5,000,000     5.250%, 08/01/20 ........................................       Aaa/AAA         5,405,200
                                                                                             ------------
                Total U.S. Territory Bonds                                                      5,948,725
                                                                                             ------------

                Total Municipal Bonds (cost $408,503,476**) .............         98.2%       427,813,400
                Other assets less liabilities ...........................          1.8          7,650,283
                                                                               ---------     ------------
                Net Assets ..............................................        100.0%      $435,463,683
                                                                               =========     ============

(*) Any security not rated (NR) by any of the approved rating services has been determined by the Investment Sub-Adviser to have sufficient credit quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

(**)  See note 4.

(***) Rated AAA by Fitch.

                                                                      PERCENT OF
PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)                   PORTFOLIO
--------------------------------------------------------------------  ----------
Aaa of Moody's and/or AAA of S&P ...................................     71.8%
Aa of Moody's and/or AA of S&P .....................................     25.1
A of Moody's and/or S&P ............................................      1.7
Baa of Moody's and/or BBB of S&P ...................................      0.8
Not rated* .........................................................      0.6
                                                                      ----------
                                                                        100.0%
                                                                      ==========

PORTFOLIO ABBREVIATIONS:
------------------------
AMBAC - American Municipal Bond Assurance Corp.
LOC -   Letter of Credit
MBIA -  Municipal Bond Investors Assurance
NR -    Not Rated
XLCA -  XL Capital Assurance


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

ASSETS
  Investments at value (cost $408,503,476) ..........................................    $427,813,400
  Cash ..............................................................................       1,375,870
  Interest receivable ...............................................................       6,027,135
  Receivable for Trust shares sold ..................................................       1,090,301
  Other assets ......................................................................          40,221
                                                                                         ------------
  Total assets ......................................................................     436,346,927
                                                                                         ------------

LIABILITIES
  Dividends payable .................................................................         340,867
  Distribution and service fees payable .............................................         145,200
  Management fees payable ...........................................................         142,469
  Payable for Trust shares redeemed .................................................         134,300
  Accrued expenses ..................................................................         120,408
                                                                                         ------------
  Total liabilities .................................................................         883,244
                                                                                         ------------

NET ASSETS ..........................................................................    $435,463,683
                                                                                         ============
  Net Assets consist of:
  Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share    $    401,599
  Additional paid-in capital ........................................................     415,080,528
  Net unrealized appreciation on investments (note 4) ...............................      19,309,924
  Undistributed net investment income ...............................................         604,915
  Accumulated net realized gain on investments ......................................          66,717
                                                                                         ------------
                                                                                         $435,463,683
                                                                                         ============

CLASS A
  Net Assets ........................................................................    $358,650,358
                                                                                         ============
  Capital shares outstanding ........................................................      33,071,496
                                                                                         ============
  Net asset value and redemption price per share ....................................    $      10.84
                                                                                         ============
  Offering price per share (100/96 of $10.84 adjusted to nearest cent) ..............    $      11.29
                                                                                         ============

CLASS C
  Net Assets ........................................................................    $ 32,883,756
                                                                                         ============
  Capital shares outstanding ........................................................       3,034,753
                                                                                         ============
  Net asset value and offering price per share ......................................    $      10.84
                                                                                         ============
  Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
    during the first 12 months after purchase) ......................................    $      10.84*
                                                                                         ============

CLASS Y
  Net Assets ........................................................................    $ 43,929,569
                                                                                         ============
  Capital shares outstanding ........................................................       4,053,652
                                                                                         ============
  Net asset value, offering and redemption price per share ..........................    $      10.84
                                                                                         ============


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

INVESTMENT INCOME:

  Interest income ......................................                     $ 19,908,611

  Management fees (note 3) .............................    $  1,742,346
  Distribution and service fees (note 3) ...............         914,766
  Transfer and shareholder servicing agent fees ........         297,146
  Trustees' fees and expenses (note 8) .................         233,394
  Shareholders' reports and proxy statements ...........          95,416
  Legal fees (note 3) ..................................          82,506
  Custodian fees .......................................          34,435
  Insurance ............................................          28,786
  Registration fees and dues ...........................          25,364
  Auditing and tax fees ................................          16,501
  Chief compliance officer (note 3) ....................           4,544
  Miscellaneous ........................................          59,023
                                                            ------------
                                                               3,534,227
  Expenses paid indirectly (note 6) ....................         (46,572)
                                                            ------------
  Net expenses .........................................                        3,487,655
                                                                             ------------
  Net investment income ................................                       16,420,956

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from securities transactions           66,782
  Change in unrealized appreciation on investments .....      (1,954,497)
                                                            ------------

  Net realized and unrealized gain (loss) on investments                       (1,887,715)
                                                                             ------------
  Net change in net assets resulting from operations ...                     $ 14,533,241
                                                                             ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                Year Ended             Year Ended
                                                            September 30, 2006     September 30, 2005
                                                            ------------------     ------------------
OPERATIONS:
  Net investment income ................................    $       16,420,956     $       16,689,284
  Net realized gain (loss) from securities transactions                 66,782                854,404
  Change in unrealized appreciation on investments .....            (1,954,497)            (4,950,237)
                                                            ------------------     ------------------
    Change in net assets resulting from operations .....            14,533,241             12,593,451
                                                            ------------------     ------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
  Class A Shares:
  Net investment income ................................           (13,764,420)           (13,913,104)
  Net realized gain on investments .....................              (712,918)              (170,550)

  Class C Shares:
  Net investment income ................................            (1,110,469)            (1,261,610)
  Net realized gain on investments .....................               (78,778)               (19,923)

  Class Y Shares:
  Net investment income ................................            (1,494,864)            (1,422,024)
  Net realized gain on investments .....................               (62,711)               (17,319)
                                                            ------------------     ------------------
    Change in net assets from distributions ............           (17,224,160)           (16,804,530)
                                                            ------------------     ------------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
  Proceeds from shares sold ............................            52,271,988             49,696,335
  Reinvested dividends and distributions ...............            10,144,731             10,648,262
  Cost of shares redeemed ..............................           (70,988,657)           (54,540,677)
                                                            ------------------     ------------------
    Change in net assets from capital share transactions            (8,571,938)             5,803,920
                                                            ------------------     ------------------

    Change in net assets ...............................           (11,262,857)             1,592,841
                                                            ------------------     ------------------

NET ASSETS:
  Beginning of period ..................................           446,726,540            445,133,699
                                                            ------------------     ------------------
  End of period* .......................................    $      435,463,683     $      446,726,540
                                                            ==================     ==================

  * Includes undistributed net investment income of: ...    $          604,915     $          553,712
                                                            ==================     ==================


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

1. ORGANIZATION

      Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing sevice at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2006, there were no permanent items identified that have been reclassed among other components of net assets.

g) NEW ACCOUNTING PRONOUNCEMENT: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Trust.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management is currently evaluating the effect of SFAS 157 on the Trust's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of the Trust's net assets.

      FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management, Inc. until March 31, 2006) (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended September 30, 2006, service fees on Class A Shares amounted to $540,787 of which the Distributor retained $26,203.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2006, amounted to $280,484. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2006, amounted to $93,495. The total of these payments made with respect to Class C Shares amounted to $373,979, of which the Distributor retained $82,253.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the year ended September 30, 2006, total commissions on sales of Class A Shares amounted to $635,150 of which the Distributor received $122,650.

c) OTHER RELATED PARTY TRANSACTIONS

      For the year ended September 30, 2006 the Trust incurred $79,647 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner at that Firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended September 30, 2006, purchases of securities and proceeds from the sales of securities aggregated $69,111,698 and $78,645,574, respectively.

      At September 30, 2006, the aggregate tax cost for all securities was $408,065,283. At September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $19,755,568, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $7,451 for a net unrealized appreciation of $19,748,117.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of the cash balances in income-producing assets rather than leave cash uninvested.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                        Year Ended                        Year Ended
                                    September 30, 2006                September 30, 2005
                               -----------------------------     -----------------------------
                                  Shares           Amount           Shares           Amount
                               ------------     ------------     ------------     ------------
CLASS A SHARES:
  Proceeds from shares sold       2,775,260     $ 29,913,615        3,149,857     $ 34,641,059
  Reinvested dividends and
    distributions .........         832,902        8,982,515          809,783        8,902,554
  Cost of shares redeemed .      (4,346,543)     (46,771,108)      (3,456,078)     (37,995,128)
                               ------------     ------------     ------------     ------------
    Net change ............        (738,381)      (7,874,978)         503,562        5,548,485
                               ------------     ------------     ------------     ------------
CLASS C SHARES:
  Proceeds from shares sold         367,650        3,963,698          700,080        7,694,071
  Reinvested dividends and
    distributions .........          69,881          753,246           75,228          826,254
  Cost of shares redeemed .      (1,248,819)     (13,453,772)        (697,336)      (7,649,051)
                               ------------     ------------     ------------     ------------
    Net change ............        (811,288)      (8,736,828)          77,972          871,274
                               ------------     ------------     ------------     ------------

CLASS Y SHARES:
  Proceeds from shares sold       1,708,678       18,394,675          668,817        7,361,205
  Reinvested dividends and
    distributions .........          38,019          408,970           83,690          919,454
  Cost of shares redeemed .        (998,212)     (10,763,777)        (808,618)      (8,896,498)
                               ------------     ------------     ------------     ------------
    Net change ............         748,485        8,039,868          (56,111)        (615,839)
                               ------------     ------------     ------------     ------------
Total transactions in Trust
  shares ..................        (801,184)    $ (8,571,938)         525,423     $  5,803,920
                               ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At September 30, 2006 there were 8 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended September 30, 2006 was $183,000, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the year ended September 30, 2006, such meeting-related expenses amounted to $50,394.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. On the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

      The tax character of distributions:

                                Year Ended September 30,
                                   2006           2005
                               -----------    -----------
      Net tax-exempt income    $16,356,601    $16,473,095
      Ordinary income               13,152        123,643
      Capital gain                 854,407        207,792
                               -----------    -----------
                               $17,224,160    $16,804,530
                               ===========    ===========

      As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized long term capital gain    $    66,717
      Unrealized appreciation                             19,748,117
      Undistributed tax-exempt income                        166,722
                                                         -----------
                                                         $19,981,556
                                                         ===========

      At September  30, 2006,  the  difference  between book basis and tax basis
unrealized   appreciation   is   attributable   primarily   to  wash  sales  and
premium/discount adjustments.

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------

                                                                         Class a
                                               -----------------------------------------------------------
                                                                 Year Ended September 30,
                                               -----------------------------------------------------------
                                                 2006         2005         2004         2003         2002
                                               -------      -------      -------      -------      -------
Net asset value, beginning of period ......    $ 10.91      $ 11.01      $ 11.04      $ 11.12      $ 10.72
                                               -------      -------      -------      -------      -------
Income (loss) from investment operations:
  Net investment income + .................       0.41         0.42         0.44         0.45         0.48
  Net gain (loss) on securities (both
    realized and unrealized) ..............      (0.05)       (0.10)       (0.01)       (0.06)        0.41
                                               -------      -------      -------      -------      -------
  Total from investment operations ........       0.36         0.32         0.43         0.39         0.89
                                               -------      -------      -------      -------      -------
Less distributions (note 10):
  Dividends from net investment income ....      (0.41)       (0.41)       (0.44)       (0.45)       (0.47)
  Distributions from capital gains ........      (0.02)       (0.01)       (0.02)       (0.02)       (0.02)
                                               -------      -------      -------      -------      -------
  Total distributions .....................      (0.43)       (0.42)       (0.46)       (0.47)       (0.49)
                                               -------      -------      -------      -------      -------
Net asset value, end of period ............    $ 10.84      $ 10.91      $ 11.01      $ 11.04      $ 11.12
                                               =======      =======      =======      =======      =======
Total return (not reflecting sales charge)        3.42%        2.98%        3.97%        3.65%        8.59%

Ratios/supplemental data
  Net assets, end of period (in millions) .    $   359      $   369      $   367      $   361      $   345
  Ratio of expenses to average net assets .       0.75%        0.77%        0.72%        0.71%        0.71%
  Ratio of net investment income to average
    net assets ............................       3.82%        3.79%        4.02%        4.11%        4.45%
  Portfolio turnover rate .................         16%          14%          11%          12%          11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .       0.74%        0.76%        0.71%        0.70%        0.69%

----------
+ Per share amounts have been calculated using the monthly average shares method.


                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------

                                                                        Class C
                                              -----------------------------------------------------------
                                                                Year Ended September 30,
                                              -----------------------------------------------------------
                                                2006         2005         2004         2003         2002
                                              -------      -------      -------      -------      -------
Net asset value, beginning of period .....    $ 10.90      $ 11.00      $ 11.03      $ 11.11      $ 10.71
                                              -------      -------      -------      -------      -------
Income (loss) from investment operations:
  Net investment income + ................       0.32         0.32         0.35         0.36         0.38
  Net gain (loss) on securities (both
    realized and unrealized) .............      (0.04)       (0.09)       (0.02)       (0.06)        0.42
                                              -------      -------      -------      -------      -------
  Total from investment operations .......       0.28         0.23         0.33         0.30         0.80
                                              -------      -------      -------      -------      -------
Less distributions (note 10):
  Dividends from net investment income ...      (0.32)       (0.32)       (0.34)       (0.36)       (0.38)
  Distributions from capital gains .......      (0.02)       (0.01)       (0.02)       (0.02)       (0.02)
                                              -------      -------      -------      -------      -------
  Total distributions ....................      (0.34)       (0.33)       (0.36)       (0.38)       (0.40)
                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........    $ 10.84      $ 10.90      $ 11.00      $ 11.03      $ 11.11
                                              =======      =======      =======      =======      =======
Total return (not reflecting sales charge)       2.64%        2.10%        3.09%        2.77%        7.67%

Ratios/supplemental data
  Net assets, end of period (in millions)     $  32.9      $  41.9      $  41.4      $  43.9      $  25.9
  Ratio of expenses to average net assets        1.60%        1.62%        1.57%        1.55%        1.55%
  Ratio of net investment income to
    average net assets ...................       2.97%        2.94%        3.17%        3.22%        3.56%
  Portfolio turnover rate ................         16%          14%          11%          12%          11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets        1.59%        1.61%        1.56%        1.54%        1.54%

                                                                        Class Y
                                              -----------------------------------------------------------
                                                                Year Ended September 30,
                                              -----------------------------------------------------------
                                                2006         2005         2004         2003         2002
                                              -------      -------      -------      -------      -------
Net asset value, beginning of period .....    $ 10.90      $ 11.00      $ 11.03      $ 11.11      $ 10.72
                                              -------      -------      -------      -------      -------
Income (loss) from investment operations:
  Net investment income + ................       0.43         0.43         0.46         0.47         0.49
  Net gain (loss) on securities (both
    realized and unrealized) .............      (0.04)       (0.09)       (0.02)       (0.06)        0.41
                                              -------      -------      -------      -------      -------
  Total from investment operations .......       0.39         0.34         0.44         0.41         0.90
                                              -------      -------      -------      -------      -------
Less distributions (note 10):
  Dividends from net investment income ...      (0.43)       (0.43)       (0.45)       (0.47)       (0.49)
  Distributions from capital gains .......      (0.02)       (0.01)       (0.02)       (0.02)       (0.02)
                                              -------      -------      -------      -------      -------
  Total distributions ....................      (0.45)       (0.44)       (0.47)       (0.49)       (0.51)
                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........    $ 10.84      $ 10.90      $ 11.00      $ 11.03      $ 11.11
                                              =======      =======      =======      =======      =======
Total return (not reflecting sales charge)       3.67%        3.11%        4.13%        3.80%        8.65%

Ratios/supplemental data
  Net assets, end of period (in millions)     $  43.9      $  36.0      $  37.0      $  37.1      $  31.2
  Ratio of expenses to average net assets        0.60%        0.62%        0.57%        0.56%        0.56%
  Ratio of net investment income to
    average net assets ...................       3.97%        3.95%        4.17%        4.26%        4.59%
  Portfolio turnover rate ................         16%          14%          11%          12%          11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets        0.59%        0.61%        0.56%        0.55%        0.54%

----------
+ Per share amounts have been calculated using the monthly average shares method.


                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS
------------

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                   COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------    ---------------------

INTERESTED TRUSTEES(4)
----------------------

Diana P. Herrmann         Trustee since 1994,      Vice Chair and Chief Executive Officer of       12        ICI Mutual Insurance
New York, NY              President since 1998,    Aquila Management Corporation, Founder of                 Company
(02/25/58)                and Vice Chair of the    the Aquila Group of Funds(sm)(5) and
                          Board since 2003         parent of Aquila Investment Management
                                                   LLC, Manager, since 2004, President and
                                                   Chief Operating Officer since 1997, a
                                                   Director since 1984, Secretary since 1986
                                                   and previously its Executive Vice
                                                   President, Senior Vice President or Vice
                                                   President, 1986-1997; Chief Executive
                                                   Officer and Vice Chair since 2004 and
                                                   President, Chief Operating Officer and
                                                   Manager of the Manager since 2003; Chair,
                                                   Vice Chair, President, Executive Vice
                                                   President or Senior Vice President of
                                                   funds in the Aquila Group of Funds(sm)
                                                   since 1986; Director of the Distributor
                                                   since 1997; trustee, Reserve Money-Market
                                                   Funds, 1999-2000 and Reserve Private
                                                   Equity Series, 1998-2000; Governor,
                                                   Investment Company Institute and head of
                                                   its Small Funds Committee since 2004;
                                                   active in charitable and volunteer
                                                   organizations.

John W. Mitchell          Trustee                  Principal of M & H Economic Consultants;        1         Director, Oregon Mutual
Portland, OR              since 1999               Economist, Western Region, for U. S.                      Insurance
(07/13/44)                                         Bancorp since 1998; Chief Economist, U.S.
                                                   Bancorp, Portland, Oregon, 1983-1998;
                                                   member, Oregon Governor's Council of
                                                   Economic Advisors, 1984-1998; Chairman,
                                                   Oregon Governor's Technical Advisory
                                                   Committee for Tax Review in 1998.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                   COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------    ---------------------

NON-INTERESTED TRUSTEES
-----------------------

James A. Gardner          Chair of the Board       President, Gardner Associates, an               1         None
Terrebonne, OR            of Trustees since        investment and real estate firm, since
(07/22/43)                2005 and Trustee         1989; Partner, Ranch of the Canyons, a
                          since 1986               real estate firm, since 1991; President
                                                   Emeritus, Lewis and Clark College and Law
                                                   School; director, Oregon High Desert
                                                   Museum since 1989, Vice Chairman since
                                                   2002; active in civic, business,
                                                   educational and church organizations in
                                                   Oregon.

Gary C. Cornia            Trustee                  Director, Romney Institute of Public            4         None
Orem, UT                  since 2002               Management, Marriott School of Management,
(06/24/48)                                         Brigham Young University, 2004 - present;
                                                   Professor, Marriott School of Management,
                                                   1980 - present; Past President, the
                                                   National Tax Association; Fellow, Lincoln
                                                   Institute of Land Policy, 2002-2003;
                                                   Associate Dean, Marriott School of
                                                   Management, Brigham Young University,
                                                   1991-2000; Utah Governor's Tax Review
                                                   Committee since 1993.

Edmund P. Jensen          Trustee                  President and CEO, VISA International,          1         BMG-Seltec, a software
Portland, OR              since 2003               1994-1999; director: Phoenix Technologies,                company; Portland
(04/13/37)                                         a Tech/BIOS company, 2000-2005; Corillian                 Family of Funds, a
                                                   Corp., a banking software company,                        community investment
                                                   2000-2002; Trintech, a payment software                   bank.
                                                   company, 1999-2002.

Timothy J. Leach          Trustee                  UC Berkeley Haas School of Business             2         None
Orinda, CA                since 2005               Executive Education, Lecturer since 2006;
(08/28/55)                                         Regional Chief Executive Officer, US Trust
                                                   Company, N.A., 2005-2006; Executive Vice
                                                   President & Chief Investment Officer, U.S.
                                                   Trust Company, New York, NY, 2004-2005;
                                                   Executive Vice President & Chief
                                                   Investment Officer, Private Asset
                                                   Management Group, Wells Fargo Bank, San
                                                   Francisco, CA, 1999-2003; CEO, President
                                                   and Chief Investment Officer, ABN Amro
                                                   Asset Management (USA), 1998-1999;
                                                   President & Chief Investment Officer,
                                                   Qualivest Capital Management Inc. and
                                                   Senior Vice President & Chief Investment
                                                   Officer, Trust & Investment Group, US
                                                   Bancorp, Portland, OR, 1994-1998.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                   COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------    ---------------------

Ralph R. Shaw             Trustee                  President, Shaw Management Company, an          1         Schnitzer Steel
Portland, OR              since 2000               investment counseling firm, since 1980,                   Industries, Inc., Magni
(08/23/38)                                         General Partner, Shaw Venture Partners                    Systems, Inc.,
                                                   since 1983, Shaw Venture Partners II since                Telestream, Inc., BMG
                                                   1987 and Shaw Venture Partners III since                  Seltec Corporation,
                                                   1994 (US Bancorp, parent of the                           Rentrak Corporation,
                                                   Sub-Adviser, is a limited partner in the                  Portland Family of
                                                   last three ventures).                                     Funds.

Nancy Wilgenbusch         Trustee                  President, Marylhurst University since          1         Chair, Oregon Regional
Marylhurst, OR            since 2002               1984; member, former Chair, Portland                      Advisory Board for
(09/17/47)                                         Branch of the Federal Reserve Bank of San                 PacifiCorp; West Coast
                                                   Francisco; active board member of a number                Bank's Board; director,
                                                   of civic organizations.                                   Cascade Corporation, a
                                                                                                             leading international
                                                                                                             manufacturer of lift
                                                                                                             truck attachments;
                                                                                                             director, Scottish
                                                                                                             Power.

OTHER INDIVIDUALS
-----------------

TRUSTEES EMERITUS(6)
--------------------

Lacy B. Herrmann          Founder and Chairman     Founder and Chairman of the Board, Aquila       N/A       N/A
New York, NY              Emeritus since 2005;     Management Corporation, the sponsoring
(05/12/29)                Chairman of the Board    organization and parent of the Manager or
                          of Trustees 1985-2004    Administrator and/or Adviser or
                          and Trustee, 1985-2005   Sub-Adviser to each fund of the Aquila
                                                   Group of Funds(sm); Chairman of the
                                                   Manager or Administrator and/or Adviser or
                                                   Sub-Adviser to each since 2004; Founder
                                                   and Chairman Emeritus of each fund in the
                                                   Aquila Group of Funds(sm); previously
                                                   Chairman and a Trustee of each fund in the
                                                   Aquila Group of Funds(sm) since its
                                                   establishment until 2004 or 2005; Director
                                                   of the Distributor since 1981 and formerly
                                                   Vice President or Secretary, 1981-1998;
                                                   Trustee Emeritus, Brown University and the
                                                   Hopkins School; active in university,
                                                   school and charitable organizations.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                   COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------    ---------------------

David B. Frohnmayer       Trustee Emeritus         President, University of Oregon since           N/A       N/A
Eugene, OR                since 2003               1994; former Dean of the University of
(07/09/40)                                         Oregon Law School and former Attorney
                                                   General of the State of Oregon; Trustee,
                                                   Tax-Free Trust of Oregon, 1997-2003.

Raymond H. Lung           Trustee Emeritus         Retired; trustee, Qualivest Group of            N/A       N/A
Portland, OR              since 2005               Funds, 1994-1997; former Executive Vice
(12/24/26)                                         President and Executive Trust Officer,
                                                   U.S. National Bank of Oregon; previously
                                                   active in bank trade organizations and
                                                   director of certain Pacific Northwest
                                                   companies; Trustee, Tax-Free Trust of
                                                   Oregon, 1992-2005.

Patricia L. Moss          Trustee Emeritus         President and Chief Executive Officer,          N/A       N/A
Bend, OR                  since 2005               Cascade Bancorp and Bank of the Cascades
(07/23/53)                                         since 1998; Trustee, Tax-Free Trust of
                                                   Oregon, 2002-2005; active in community and
                                                   educational organizations.

OFFICERS
--------

Charles E. Childs, III    Executive Vice           Executive Vice President of all funds in        N/A       N/A
New York, NY              President since 2003     the Aquila Group of Funds(sm) and the
(04/01/57)                                         Manager and the Manager's parent since
                                                   2003; formerly Senior Vice President,
                                                   corporate development, Vice President,
                                                   Assistant Vice President and Associate of
                                                   the Manager's parent since 1987; Senior
                                                   Vice President, Vice President or
                                                   Assistant Vice President of the Aquila
                                                   Money-Market Funds, 1988-2003.

James M. McCullough       Senior Vice President    Senior Vice President or Vice President of      N/A       N/A
Portland, OR              since 1999               Aquila Rocky Mountain Equity Fund and two
(06/11/45)                                         Aquila Bond Funds; Senior Vice President
                                                   of the Distributor since 2000; Director of
                                                   Fixed Income Institutional Sales, CIBC
                                                   Oppenheimer & Co. Inc., Seattle, WA,
                                                   1995-1999.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                   COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------    ---------------------

Jerry G. McGrew           Senior Vice President    President of the Distributor since 1998,        N/A       N/A
New York, NY              since 2002               Registered Principal since 1993, Senior
(06/18/44)                                         Vice President, 1997-1998 and Vice
                                                   President, 1993-1997; Senior Vice
                                                   President, Aquila Rocky Mountain Equity
                                                   Fund and five Aquila Municipal Bond Funds
                                                   since 1995; Vice President, Churchill Cash
                                                   Reserves Trust, 1995-2001.

Sally J. Church           Vice President           Vice President, Tax-Free Trust of Oregon        N/A       N/A
Portland, OR              since 2002               since 2002 and 1989-1997; retired,
(10/17/48)                                         1997-2002; Vice President of Aquila
                                                   Cascadia Equity Fund, 1996-1997.

Christine L. Neimeth      Vice President           Vice President of Aquila Rocky Mountain         N/A       N/A
Portland, OR              since 1998               Equity Fund and Tax-Free Trust of Oregon;
(02/10/64)                                         Management Information Systems consultant,
                                                   Hillcrest Ski and Sport, 1997;
                                                   Institutional Municipal Bond Salesperson,
                                                   Pacific Crest Securities, 1996; active in
                                                   college alumni and volunteer
                                                   organizations.

Robert W. Anderson        Chief Compliance         Chief Compliance Officer of the Trust and       N/A       N/A
New York, NY              Officer since 2004       each of the other funds in the Aquila
(08/23/40)                and Assistant Secretary  Group of Funds(sm), the Manager and the
                          since 2000               Distributor since 2004, Compliance Officer
                                                   of the Manager or its predecessor and
                                                   current parent 1998-2004; Assistant
                                                   Secretary of the Aquila Group of Funds(sm)
                                                   since 2000.

Joseph P. DiMaggio        Chief Financial          Chief Financial Officer of the Aquila           N/A       N/A
New York, NY              Officer since 2003       Group of Funds(sm) since 2003 and
(11/06/56)                and Treasurer            Treasurer since 2000.
                          since 2000

Edward M. W. Hines        Secretary                Partner, Hollyer Brady Barrett & Hines          N/A       N/A
New York, NY              since 1985               LLP, legal counsel to the Trust, since
(12/16/39)                                         1989; Secretary of the Aquila Group of
                                                   Funds(sm).

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                   COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------    ---------------------

John M. Herndon           Assistant Secretary      Assistant Secretary of the Aquila Group of      N/A       N/A
New York, NY              since 1995               Funds(sm) since 1995 and Vice President of
(12/17/39)                                         the three Aquila Money-Market Funds since
                                                   1990; Vice President of the Manager or its
                                                   predecessor and current parent since 1990.

Lori A. Vindigni          Assistant Treasurer      Assistant Treasurer of the Aquila Group of      N/A       N/A
New York, NY              since 2000               Funds(sm) since 2000; Assistant Vice
(11/02/66)                                         President of the Manager or its
                                                   predecessor and current parent since 1998;
                                                   Fund Accountant for the Aquila Group of
                                                   Funds(sm), 1995-1998.

----------
(1)  The  Trust's  Statement  of  Additional   Information  includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Oregon, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Mr. Mitchell is an interested person as a security holder and an employee of the Sub-Adviser's parent.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds(sm)."

(6) A Trustee Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on April 1, 2006 and held for the six months ended September 30, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED SEPTEMBER 30, 2006

                   ACTUAL
                TOTAL RETURN       BEGINNING         ENDING         EXPENSES
              WITHOUT ACCOUNT       ACCOUNT           PAID           DURING
              SALES CHARGES(1)       VALUE            VALUE        THE PERIOD(2)
--------------------------------------------------------------------------------
Class A             2.89%          $1,000.00        $1,028.90       $    3.71
--------------------------------------------------------------------------------
Class C             2.55%          $1,000.00        $1,025.50       $    8.02
--------------------------------------------------------------------------------
Class Y             3.06%          $1,000.00        $1,030.60       $    2.95
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.58% AND 0.58% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED SEPTEMBER 30, 2006

                    Hypothetical
                     Annualized      Beginning        Ending         Expenses
                        Total         Account         Account      Paid During
                       Return          Value           Value       the Period(1)
--------------------------------------------------------------------------------
Class A                 5.00%        $1,000.00       $1,021.41      $    3.70
--------------------------------------------------------------------------------
Class C                 5.00%        $1,000.00       $1,017.14      $    7.99
--------------------------------------------------------------------------------
Class Y                 5.00%        $1,000.00       $1,022.16      $    2.94
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.58% AND 0.58% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Tax-Free Trust of Oregon (the "Trust") was held on April 10, 2006. The holders of shares representing 83% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------

Trustee                                    For                      Withheld
-------                                    ---                      --------
Gary C. Cornia                             $364,154,305             $  3,601,990
James A. Gardner                           $364,428,781             $  3,327,515
Diana P. Herrmann                          $364,234,496             $  3,521,800
Edmund P. Jensen                           $364,436,492             $  3,319,804
Timothy J. Leach                           $364,132,911             $  3,623,385
John W. Mitchell                           $364,511,284             $  3,245,011
Ralph R. Shaw                              $364,369,605             $  3,386,691
Nancy Wilgenbusch                          $364,578,117             $  3,178,179

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust's independent registered public accounting firm.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------

        For                          Against                 Abstain
        ---                          -------                 -------
        $360,643,485                 $478,611                $6,634,200

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until June 30, 2007 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Trust and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and FAF Advisors, Inc. (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in April, 2006. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o The Annual Report of the Trust for the year ended September 30, 2005;

      o A report by the Manager containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The  Trustees  considered  the  Advisory  Agreement  and the  Sub-Advisory
Agreement separately as well as in conjunction with each other to determine their combined effects on the Trust. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager and Sub-Adviser have provided local management of the Trust's portfolio. The Trustees noted that the Sub-Adviser employed Mr. Michael S.
Hamilton as portfolio manager for the Trust and had provided facilities for credit analysis of the Trust's portfolio securities. Mr. Hamilton, based in Portland, Oregon, has provided local information regarding specific holdings in the Trust's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Oregon in light of prevailing interest rates and local economic conditions.

      The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Trust's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance, and had not been subject to the kinds of regulatory and legal difficulties affecting a number of other investment advisers.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Oregon state-specific municipal bond funds, the portfolio of the Trust was of significantly higher quality and contained no securities subject to the alternative minimum tax.

      The Board concluded that a commendable quality of services was provided and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors and with national averages. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Oregon funds, the Trust has had investment performance that is comparable to that of its peers for five- and ten-year periods, with lower rates of return explained by the Trust's generally higher-quality portfolio and generally shorter average maturities.

      The Board concluded that the performance of the Trust, in light of its investment objectives and market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND SUB-ADVISER AND AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust's local competitors.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager and the Sub-Adviser did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's asset size had been relatively steady in recent years. The Trustees also noted that the materials indicated that the Trust's fees were already lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(sm) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended September 30, 2006, $16,356,601 of dividends paid by Tax-Free Trust of Oregon, constituting 94.96% of total dividends paid during fiscal year 2006, were exempt-interest dividends; $854,407 of dividends paid by the Trust constituting 4.96% of total dividends paid during the fiscal year were capital gain distributions; and the balance was ordinary dividend income.

      Prior to January 31, 2007, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2006 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                            TAX-FREE TRUST OF OREGON

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(sm) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Fundssm or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that is being mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(sm) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(sm) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  FAF ADVISORS, INC.
  555 S.W. Oak Street
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  James A. Gardner, Chair
  Diana P. Herrmann, Vice Chair
  Gary C. Cornia
  Edmund P. Jensen
  Timothy J. Leach
  John W. Mitchell
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS
  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC Inc.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMorgan Chase Bank, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

(a) As of September 30, 2006 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,000 in 2005 and $18,000 in 2006.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,000 in 2005 and 2006, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.


(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
November 6, 2006


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer
November 6, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
November 6, 2006

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 6, 2006



TAX-FREE TRUST OF OREGON

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.